Financial instruments - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Canadian Dollars | Currency risk
Market risks
Net income sensitivity to increase in risk variable	$ (2.4)	$ (0.4)	$ (0.1)
Comprehensive income sensitivity to increase in risk variable	(2.4)	(0.4)	(0.1)
Net income sensitivity to decrease in risk variable	2.4	0.4	0.1
Comprehensive income sensitivity to decrease in risk variable	2.4	0.4	0.1
European euro | Currency risk
Market risks
Net income sensitivity to increase in risk variable		2.7	(1.8)
Other comprehensive income sensitivity to increase in risk variable	10.1		7.1
Comprehensive income sensitivity to increase in risk variable	10.1	(2.7)	5.3
Net income sensitivity to decrease in risk variable		(2.7)	1.8
Other comprehensive income sensitivity to decrease in risk variable	(10.1)		(7.1)
Comprehensive income sensitivity to decrease in risk variable	(10.1)	2.7	(5.3)
Philippine peso | Currency risk
Market risks
Net income sensitivity to increase in risk variable	(0.9)	(0.3)	1.6
Comprehensive income sensitivity to increase in risk variable	(0.9)	(0.3)	1.6
Net income sensitivity to decrease in risk variable	0.9	0.3	(1.6)
Comprehensive income sensitivity to decrease in risk variable	$ 0.9	$ 0.3	$ (1.6)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible increase in market risk variable	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in market risk variable	(10.00%)	(10.00%)	(10.00%)
U.S. Dollars | Interest rate risk
Market risks
Percentage of reasonably possible increase in market risk variable	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in market risk variable	(0.25%)	(0.25%)	(0.25%)
Net income sensitivity to increase in risk variable	$ (3.9)	$ (0.8)	$ (0.8)
Other comprehensive income sensitivity to increase in risk variable	0.5	0.7	1.0
Comprehensive income sensitivity to increase in risk variable	(3.4)	(0.1)	0.2
Net income sensitivity to decrease in risk variable	3.9	0.8	0.8
Other comprehensive income sensitivity to decrease in risk variable	(0.5)	(0.7)	(1.0)
Comprehensive income sensitivity to decrease in risk variable	$ 3.4	$ 0.1	$ (0.2)
Common shares | Other market risk
Market risks
Percentage of reasonably possible increase in market risk variable	25.00%	25.00%
Percentage of reasonably possible decrease in market risk variable	(25.00%)	(25.00%)	(25.00%)
Net income sensitivity to increase in risk variable	$ (3.9)	$ (2.4)	$ (2.6)
Comprehensive income sensitivity to increase in risk variable	(3.9)	(2.4)	(2.6)
Net income sensitivity to decrease in risk variable	3.9	2.4	2.6
Comprehensive income sensitivity to decrease in risk variable	$ 3.9	$ 2.4	$ 2.6
Common shares | Philippine peso
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%